Insured National Portfolio Series 41
                                   File No. 33-27810
                 Investment Company Act No. 811-3676

  SECURITIES AND EXCHANGE COMMISSION
        WASHINGTON, D.C.  20549

    POST-EFFECTIVE AMENDMENT NO. 4
              TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trust Registered on Form N-8B-2

  A.   Exact name of Trust:

       DEAN WITTER SELECT MUNICIPAL TRUST
       INSURED NATIONAL PORTFOLIO SERIES 41

  B.   Name of Depositor:

       DEAN WITTER REYNOLDS INC.

  C. Complete address of Depositor's principal executive office:

       DEAN WITTER REYNOLDS INC.
       Two World Trade Center
       New York, New York  10048

  D.   Name and complete address of agent for service:

       Mr. Michael D. Browne
       Dean Witter Reynolds Inc.
       Unit Trust Department
       Two World Trade Center, 59th Floor
       New York, New York  10048

       Copy to:

       Kenneth W. Orce, Esq.
       Cahill Gordon & Reindel
       80 Pine Street
       New York, New York  10005

       Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

       Pursuant to Rule 429(b) under the Securities Act of
       1933, the Registration Statement and prospectus contained herein relates to Registration Statement No.:

  33-27810

         Cross Reference Sheet

Pursuant to Rule 404(c) of Regulation C
    under the Securities Act of 1933

        (Form N-8B-2 Items required by Instruction 1
     as to Prospectus on Form S-6)


Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


  I.  Organization and General Information


 1.  a)  Name of Trust                   Front Cover
     b)  Title of securities issued

 2.  Name and address of Depositor       Table of Contents

 3.  Name and address of Trustee         Table of Contents

 4.  Name and address of principal       Table of Contents
               Underwriter

 5.  Organization of Trust               Introduction

 6.  Execution and termination of        Introduction; Amendment
    Indenture                            and Termination of the
                                         Indenture

 7.  Changes of name                     *30

 8.  Fiscal Year                         Included in Form N-8B-2

 9.  Litigation                          *30

  II.  General Description of the Trust
       and Securities of the Trust


10.  General Information regarding
     Trust's Securities and Rights of
     Holders

  a)  Type of Securities              Rights of Unit Holders
       (Registered or Bearer)


_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


  b)  Type of Securities              Administration of the
       (Cumulative or                 Trust-Distribution
       Distributive)

  c)  Rights of Holders as to         Redemption; Public Offering
       Withdrawal or Redemption       of Units-Secondary Market

  d)  Rights of Holders as to         Public Offering of Units-
       conversion, transfer, etc.     Secondary Market; Exchange
                                      Option; Redemption; Rights
                                      of Unit Holders-
                                      Certificates

  e)  Lapses or defaults with         *30
       respect to periodic payment
       plan certificates

  f)  Voting rights as to             Rights of Unit Holder -
       Securities under the           Certain Limitations
       Indenture

  g)  Notice to Holders as to         Amendment and Termination
       change in:                     of the Indenture

       1)  Assets of Trust            Administration of the
                                      Trust-Reports to Unit
                                      Holders; The Trust-Summary
                                      Description of the
                                      Portfolios

       2)  Terms and Conditions of    Amendment and Termination
           Trust's Securities        of the Indenture

       3)  Provisions of Trust        Amendment and Termination
                                      of the Indenture

       4)  Identity of Depositor      Sponsor; Trustee
           and Trustee

  h)  Security Holders Consent
       required to change:

       1)  Composition of assets      Amendment and Termination
           of Trust                  of the Indenture


_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


       2)  Terms and conditions of    Amendment and Termination
           Trust's Securities         of the Indenture

       3)  Provisions of Indenture    Amendment and Termination
                                      of the Indenture

       4)  Identity of Depositor      *30
           and Trustee

    i)  Other Provisions              Cover of Prospectus; Tax
                                      Status

11.  Type of securities comprising    The Trust-Summary
     units                            Description of the
                                      Portfolios; Objectives and
                                      Securities Selection; The
                                      Trust-Special
                                      Considerations

12.  Type of securities comprising       *30
     periodic payment certificates

13.  a)  Load, fees, expenses,      Summary of Essential
         etc.                       Information; Public
                                    Offering of Units-Public
                                    Offering Price; -Profit of
                                    Sponsor; -Volume Discount;
                                    Expenses and Charges

  b)  Certain information             *30
       regarding periodic payment
       certificates

  c)  Certain percentages   Summary of Essential
                            Information; Public
                            Offering of Units-Public
                            Offering Price;-Profit of
                            Sponsor;-Volume Discount

  d)  Price differentials   Public Offering of Units-
                            Public Offering Price

  e)  Certain other loads, fees,      Rights of Unit Holders-
       etc. payable by holders        Certificates


_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


  f)  Certain profits receivable      Redemption-Purchase by the
       by depositor, principal        Sponsors of Units Tendered
       underwriters, trustee or       for Redemption
       affiliated persons

  g)  Ratio of annual charges to      *30
       income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders-Certificates

15.  Receipt and handling of payments    Public Offering of Units-
     from purchasers                     Profit of Sponsor

16.  Acquisition and disposition of     Introduction; Amendment and
     underlying securities              Termination of the Indenture;
                                        Objectives and Securities
                                        Selection; The Trust-Summary
                                        Description of the Portfolio;
                                        Sponsor-Responsibility

17.  Withdrawal or redemption by       Redemption; Public Offering
     Security Holders                  of Units-Secondary Market

18.  a)  Receipt and disposition of     Administration of the
         income                         Trust; Reinvestment
                                        Programs

     b)  Reinvestment of                 Reinvestment Programs
         distributions

     c)  Reserves or special fund        Administration of the
                                        Trust-Distribution

     d)  Schedule of distribution        *30

19.  Records, accounts and report        Administration of the
                                         Trust-Records and Accounts;
                                        -Reports to Unit Holders
_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


20.  Certain miscellaneous provisions    Amendment and Termination
     of the Indenture                    of the Indenture; Sponsor-
                                         Limitation on Liability-
                                         Resignation; Trustee-
                                         Limitation on Liability-
                                         Resignation

21.  Loans to security holders           *30

22.  Limitations on liability            Sponsor, Trustee;
                                         Evaluator-Limitation on
                                         Liability

23.  Bonding arrangements                Included in Form N-8B-2

24.  Other material provisions of the    *30
     Indenture

  III.  Organization Personnel and
        Affiliated Persons of Depositor


25.  Organization of Depositor           Sponsor

26.  Fees received by Depositor          Expenses and Charges-fees;
                                         Public Offering of Units-
                                         Profit of Sponsor

27.  Business of Depositor               Sponsor and Included in
                                         Form N-8B-2

28.  Certain information as to           Included in Form N-8B-2
     officials and affiliated persons
     of Depositor

29.  Voting securities of Depositor      Included in Form N-8B-2

30.  Persons controlling Depositor       *30

31.  Payments by Depositor for           *30
     certain other services

32.  Payments by Depositor for           *30
     certain other services rendered
     to trust

_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


33.  Remuneration of employees of        *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons       *30
     for certain services rendered to
     trust

  IV.  Distribution and Redemption of Securities


35.  Distribution of trust's             Public Offering of Units-
     securities by states                Public Distribution

36.  Suspension of sales of trust's      *30
     securities

37.  Revocation of authority to          *30
     distribute

38.  a)  Method of distribution          Public Offering of Units
     b)  Underwriting agreements
     c)  Selling agreements

39.  a)  Organization of principal       Sponsor
         underwriter
     b)  N.A.S.D. membership of
         principal underwriter

40.  Certain fees received by            Public Offering of Units-
     principal underwriter               Profit of Sponsor

41.  a)  Business of principal           Sponsor
         underwriter
     b)  Branch offices of principal     *30
         underwriter
     c)  Salesman of principal           *30
         underwriter

42.  Ownership of trust's securities     *30
     by certain persons

43.  Certain brokerage commissions       *30
     received by principal
     underwriter

_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


44.  a)  Method of valuation             Public Offering of Units

     b)  Schedule as to offering         *30
         price

     c)  Variation in offering price     Public Offering of Units-
         to certain persons             Volume Discount; Exchange
                                        Option

45.  Suspension of redemption rights     *30

46.  a)  Redemption valuation            Public Offering of Units-
                                         Secondary Market;
                                         Redemption

     b)  Schedule as to redemption       *30
         price

47.  Maintenance of position in          See items 10(d), 44 and 46
     underlying securities

  V. Information concerning the Trustee or Custodian


48.  Organization and regulation of      Trustee
     Trustee

49.  Fees and expenses of Trustee        Expenses and Charges

50.  Trustee's lien                      Expenses and Charges

  VI.  Information concerning Insurance
       of Holders of Securities


51.  a)  Name and address of             *30
         Insurance Company

     b)  Type of policies                *30

     c)  Type of risks insured and       *30
         excluded

     d)  Coverage of policies            *30


_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


  e)  Beneficiaries of policies       *30

  f)  Terms and manner of
      cancellation                    *30
  g)  Method of determining           *30
       premiums

  h)  Amount of aggregate premiums    *30
       paid

  i)  Who receives any part of        *30
       premiums

  j)  Other material provisions of    *30
       the Trust relating to
       insurance

  VII.  Policy of Registrant


52.  a)   Method of selecting and        Introduction Objectives and
          eliminating securities from    Securities Selection; The
          the Trust                      Trust-Summary Description
                                         of the Portfolio Sponsor-
                                         Responsibility

  b)  Elimination of securities       *30
       from the Trust

  c)  Policy of Trust regarding       Introduction Objectives and
       substitution and               Securities Selection;
       elimination of securities      Sponsor-Responsibility;

  d)  Description of any              30
       fundamental policy of the
       Trust

53.  Taxable status of the Trust      Cover of Prospectus; Tax
                                      Status

  VIII.  Financial and Statistical Information




_________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus


54.  Information regarding the           *30
     Trust's past ten fiscal years

55.  Certain information regarding       *30
     periodic payment plan
     certificates

56.  Certain information regarding       *30
     periodic payment plan
     certificates

57.  Certain information regarding        *30
     periodic payment plan
     certificates

58.  Certain information regarding       *30
     periodic payment plan
     certificates

59.  Financial statements                Statement of Financial
     (Instruction 1(c) to Form S-6)      Condition

_________________

*30  Not applicable, answer negative or not required.



LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

INSURED NATIONAL PORTFOLIO SERIES 41

Standard & Poor's Corporation Rating: AAA


(A Unit Investment Trust)
_______________________________________________________________

This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Units of the Insured National Trust are rated AAA by Standard & Poor's Corporation because all of the

                            -2-
Securities have been irrevocably insured by insurance provided by the respective Issuers thereof or obtained by third parties.
Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.


 Prospectus Part A dated June 26, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

  DEAN WITTER SELECT MUNICIPAL TRUST
 INSURED NATIONAL PORTFOLIO SERIES 41

           TABLE OF CONTENTS

PART A                                                    Page


Table of Contents......................................  A-1
Summary of Essential Information.......................  A-3
  The Insured National Trust.    ....................... A-10
Independent Auditor's Report...........................  F-1

PART B

Introduction...........................................    1
The Trust..............................................    2
 Special Considerations .........   ...................    2
 Summary Description of the Portfolios    .............    3
Insurance on the Securities in an Insured Trust........   21
Objectives and Securities Selection....................   25
The Units..............................................   26
Tax Status.............................................   27
Public Offering of Units...............................   32
  Public Offering Price.............................   32
  Public Distribution...............................   33
  Secondary Market..................................   34
  Profit of Sponsor.................................   35
  Volume Discount...................................   35
Exchange Option........................................   36
Reinvestment Programs..................................   37
Redemption.............................................   38
  Tender of Units...................................   38
  Computation of Redemption Price per Unit..........   39
  Purchase by the Sponsor of Units..................
    Tendered for Redemption.........................   39
Rights of Unit Holders.................................   40
  Certificates......................................   40
  Certain Limitations...............................   40
Expenses and Charges...................................   40
Initial Expenses.......................................   40
                  A-1

Fees...................................................   40
Other Charges..........................................   41
Administration of the Trust............................   42
  Records and Accounts..............................   42
  Distribution......................................   42
  Distribution of Interest and Principal............   42
  Reports to Unit Holders...........................   44
Sponsor................................................   45
Trustee................................................   47
Evaluator..............................................   48
Amendment and Termination of the Indenture.............   49
Legal Opinions.........................................   50
Auditors...............................................   50
Bond Ratings...........................................   50
Federal Tax Free vs. Taxable Income....................   54

               Sponsor:

       Dean Witter Reynolds Inc.
        Two World Trade Center
       New York, New York  10048

              Evaluator:

     Kenny S&P Evaluation Services
  A Division of J.J. Kenny Co., Inc.
              65 Broadway
       New York, New York  10006

               Trustee:

       The Chase Manhattan Bank
            270 Park Avenue
       New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                   INSURED NATIONAL PORTFOLIO SERIES 41

                                           AS OF APRIL 30, 1997




FACE AMOUNT OF SECURITIES           $3,825,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                .0153%
NUMBER OF UNITS                             3,816
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>               5.372%
  TRUST REPRESENTED BY EACH UNIT        1/3,816th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>               5.334%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust      $3,702,661.00
                                                        Estimated net annual interest rate
  Divided by 3,816 Units            $      970.30         per Unit times $1,000                 $55.16
                                                        Divided by 12                           $ 4.59
  Plus sales charge of 5.500% of
    Public Offering Price (5.820%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                             56.47     DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit           1,026.77
  Plus undistributed principal and                    MINIMUM PRINCIPAL DISTRIBUTION:  No
    net investment income and accrued                   distribution need be made from the
    interest                                19.02<F1>   Principal Account if balance therein
                                                        is less than $1 per Unit outstanding
    Adjusted Public Offering Price  $    1,045.79
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $1.83 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities    $ 1.83
  (based on bid side evaluation of
  underlying Securities, $56.47                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000
  Price per Unit)                   $      989.32       face amount of underlying Securities       .25

                                                      TOTAL ESTIMATED ANNUAL EXPENSES PER
CALCULATION OF ESTIMATED NET                            UNIT                                    $ 2.08
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             $.40 per issue of Security.

  Annual interest rate per Unit             5.724%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.08) expressed as a
    percentage                               .208%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of Trust at any time is less
  per Unit                                  5.516%      than $1,600,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on April 30, 1997.

   <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3


                        SUMMARY OF ESSENTIAL INFORMATION
                                  (Continued)
          THE TRUST -- The Dean Witter Select Municipal Trust,
          Insured National Portfolio Series 41 (the "Trust") is a unit investment trust which was created on May 25, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. The Trust is composed of "investment grade" long-term, interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and (2) the conservation of capital. The payment of interest and the preservation of principal of the Trust is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities in the Portfolio are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY
          MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THE TRUST HAS BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

           INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the respective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured National Trust. The policies of Bond Insurance are non-cancelable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding. Bond Insurance on all Securities in the Insured National Trust relates only to the Securities in such Insured National Trust and not to the
                    A-4

                              -5-
          Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the Insured National Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured National Trust, are rated "AAA" by Standard & Poor's Corporation.
          There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
          "Reinvestment Programs", in Part B.)

           PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current
          Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units
        - Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
          Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term or intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured National Trust is considered to be concentrated in Electric and Power Securities and Health Care and Hospital Securities 39.85% and 29.47%, respectively, of the aggregate market value of the Insured National Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in
          Part B. See also: "The Insured National Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          OTHER INFORMATION -- The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2042. The latest maturity of a Security in the Insured National Trust is January 2033; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 25.971 years. The actual maturity dates of the Securities contained in the Trust are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering
          Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below. The sales charge will reflect different rates depending upon the maturities of the various underlying
                    A-6

          Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                  (as % of bid    (as % of Public
                   side evaluation)   Offering Price
Time to Maturity


Less than 1 year                         0%                0%
1 year to less than 2 years          0.756%             0.75%
2 years to less than 4 years         1.523%             1.50%
4 years to less than 7 years         2.564%             2.50%
7 years to less than 11 years        3.627%             3.50%
11 years to less than 15 years       4.712%             4.50%
15 years and greater                 5.820%             5.50%

            The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

  Insured National                          Dealer Concession as
    Trust Number         % of Effective     % of Effective Sales
      of Units             Sales Charge            Charge


1-99...............           100%                  65%
100-249............            95%                  62%
250-499............            85%                  55%
500-999............            70%                  45%
1,000 or more......            55%                  35%

                   To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

                   Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.
                    Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

                    For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

                    Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively. "Insurance on the Securities in an Insured Trust" in Part B is amended to add the following paragraph before "Ambac Indemnity":

                 On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings

          Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

                    On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MSDWD. In connection with such merger, the corporation name of DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

                            THE INSURED NATIONAL TRUST

                    The Portfolio of the Insured National Trust consists of eight issues of Securities, seven of which were issued by Issuers located in six states and one of which (approximately 13.11% of the aggregate market value of the Insured National Trust Portfolio) was issued by an Issuer located in the District of Columbia. Two issues of Securities are each a general obligation of an Issuer. 86.89% issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured National Trust contains the following categories of Securities:

                            Percentage of Aggregate
                        Market Value of Trust Portfolio
                              (as of June 6, 1997)
Category of Security


Electric and Power...............               39.85%
General Obligation...............               14.08%
Health Care and Hospital.........               29.47%
Water and Sewer..................               16.60%
Original Issue Discount..........               83.40%

                   See:  "The Trust -- Summary Description of the
          Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured National Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

                    Of the Original Issue Discount bonds in the Insured National Trust, approximately 3.27% of the aggregate principal amount of the Securities in the Insured National Trust (or .97% of the market value of all Securities in the Insured National Trust on June 6, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

                    The Securities in the Insured National Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies:
          AMBAC:  15.85%; FGIC:  .97% and MBIA:  83.18%.a
                    On June 6, based on the bid side of the market, the aggregate market value of the Securities in the Insured
          National Trust was $3,786,154.35.
                    On June 6, 1997, eight of the Securities in the Insured National Trust were rated "AAA" by Standard & Poor's
          Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.)
          A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured National Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured National
     Trust on June 6, 1997.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED NATIONAL PORTFOLIO SERIES 41


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Insured National Portfolio Series 41 as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured National Portfolio Series 41 as of April 30, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP







June 2, 1997
New York, New York









                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 41

                                APRIL 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,700,855) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                  $3,702,661

Accrued interest receivable                                          62,809

Cash                                                                 16,526

           Total                                                  3,781,996


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                6,624

   Accrued Sponsor's fees                                             1,880

           Total liabilities                                          8,504


Net Assets:

   Balance applicable to 3,816 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $1,806                       $3,702,661

      Undistributed principal and net investment
        income (Note (b))                                70,831


           Net assets                                            $3,773,492

Net asset value per Unit ($3,773,492 divided by 3,816 Units)     $   988.86




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 41



                                               For the years ended April 30,
                                                1997       1996       1995


Investment income - interest                  $230,070   $231,279   $231,178

Less Expenses:

   Trustee's fees and expenses                   7,280      7,319      7,320

   Sponsor's fees                                  995      1,000      1,000

           Total expenses                        8,275      8,319      8,320

           Investment income - net             221,795    222,960    222,858

Net gain on investments:

   Realized loss on securities sold
     or redeemed                                (1,232)      -          -

   Unrealized market appreciation               61,354    100,601     50,894

           Net gain on investments              60,122    100,601     50,894

Net increase in net assets resulting from
  operations                                  $281,917   $323,561   $273,752




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                     INSURED NATIONAL PORTFOLIO SERIES 41



                                            For the years ended April 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  221,795   $  222,960   $  222,858

   Realized loss on securities sold
     or redeemed                            (1,232)        -            -

   Unrealized market appreciation           61,354      100,601       50,894

           Net increase in net assets
             resulting from operations     281,917      323,561      273,752


Less Distributions to Unit Holders:

   Investment income - net                (219,937)    (220,922)    (220,800)

           Total distributions            (219,937)    (220,922)    (220,800)


Less Capital Share Transactions:

   Redemption of 175 Units and
     9 Units, respectively                (171,043)      (8,668)        -

   Accrued interest on redemption           (3,053)        (172)        -

            Total capital share
              transactions                (174,096)      (8,840)        -

Net (decrease) increase in net assets     (112,116)      93,799       52,952

Net assets:

   Beginning of year                     3,885,608    3,791,809    3,738,857

   End of year (including undistributed
     principal and net investment income
     of $70,831, and undistributed net
     investment income of $65,406 and
     $74,012, respectively)             $3,773,492   $3,885,608   $3,791,809




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED NATIONAL PORTFOLIO SERIES 41

                               APRIL 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 25, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED NATIONAL PORTFOLIO SERIES 41

                               APRIL 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 25, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                              $4,074,276
       Less:  Gross underwriting commissions (sales charge)      (199,640)
       Net cost to investors                                    3,874,636
       Cost of Securities sold or redeemed                       (180,807)
       Net unrealized market appreciation                           1,806
       Accumulated interest accretion                               7,026
       Net amount applicable to investors                      $3,702,661

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                               For the years ended April 30,
                                               1997        1996        1995

       Net investment income distributions
         during year                         $ 55.31     $ 55.31     $ 55.20

       Net asset value at end of year        $988.86     $973.59     $947.95

       Trust Units outstanding at end
         of year                               3,816       3,991       4,000

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                 INSURED NATIONAL PORTFOLIO SERIES 41

                                            APRIL 30, 1997



Port-                                                                                                    Optional
folio                              Rating       Face        Coupon    Maturity       Sinking Fund        Refunding        Market
 No.   Title of Securities          <F3>       Amount        Rate        Date       Redemptions<F5>    Redemptions<F4> Value<F6><F7>

  1. District of Columbia
     (Washington, D.C.) General
     Obligation Refunding Bonds,
     Series 1993B (MBIA Insured)
     <F8>                           AAA      $  500,000      5.500%    06/01/12      06/01/10@100       NONE              $  483,075

  2. Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1992 B (Franciscan
     Sisters Health Care Corpora-
     tion Project) (MBIA Insured)
     <F8>                           AAA         500,000      6.250     09/01/21      09/01/14@100       09/01/02@102         509,060

  3. Illinois Municipal Elec-
     tric Agency, Power Supply
     System Revenue Bonds, Series
     1991A (AMBAC Insured) <F9>     AAA         600,000      5.750     02/01/21      02/01/08@100       02/01/01/102         587,016

  4. Indiana Municipal Power
     Agency Power Supply System
     Revenue Bonds, 1993 Series A
     (MBIA Insured) <F8>            AAA         475,000      5.500     01/01/23      01/01/20@100       01/01/03@100         448,201

  5. Romulus Community Schools,
     Michigan, 1993 Refunding
     Bonds (General Obligation -
     Unlimited Tax) (FGIC
     Insured) <F10>                 AAA         125,000      0.000     05/01/19      NONE               NONE                  34,332

  6. Piedmont Municipal Power
     Agency, South Carolina,
     Electric Revenue Bonds, 1992
     Refunding Series (MBIA
     Insured) <F8>                  AAA         425,000      6.300     01/01/22      01/01/15@100       01/01/03@102         440,623

  7. Municipality of Metropoli-
     tan Seattle Sewer Revenue
     Bonds, Series W (MBIA
     Insured) <F8>                  AAA         600,000      6.300     01/01/33      01/01/24@100       01/01/03@102         616,770

  8. Wisconsin Health and Edu-
     cational Facilities Author-
     ity, Wheaton Franciscan
     Services Inc. System Revenue
     Bonds, Series 1993 (MBIA
     Insured) <F8>                  AAA         600,000      5.750     08/15/22      08/15/14@100       08/15/03@102         583,584

                                             $3,825,000                                                                   $3,702,661




                                                 See notes to schedule of portfolio securities
                                                                      F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                  INSURED NATIONAL PORTFOLIO SERIES 41

                             APRIL 30, 1997



[FN]

<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price of par.

<F6> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At April, 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation             $ 9,057

       Gross unrealized market depreciation              (7,251)

       Net unrealized market appreciation               $ 1,806

    The amortized cost of the Securities for Federal income tax purposes was $3,700,855 at April 30, 1997.

<F8> Insured by Municipal Bond Insurance Association ("MBIA").

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F10> Insured by Financial Guaranty Insurance Company ("FGIC").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

    CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following documents:

The facing sheet.

The Cross Reference Sheet.

The Prospectus.

The signatures.

Consents of the Evaluator, Independent Auditors and
Standard & Poor's; all other consents were previously filed.

The following exhibits:

23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

    1b.   Consent of Independent Auditors.

    1d.   Consents of Standard & Poor's.

27. 1.    Financial Data Schedule of Dean Witter
          Select Municipal Trust, Insured National
          Portfolio Series 41.


           FINANCIAL STATEMENTS


1. Statement of Financial Condition, Statement of Operations and Statement of Changes in Net Assets of the Trust, as shown in the Prospectus.

            CONSENT OF COUNSEL

The consent of counsel to the use of its name in the Prospectus included in this Registration Statement are contained in its opinion filed as Exhibit EX-5 to this Registration Statement.

                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured National Portfolio Series 41, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 26th day of June, 1997.

           DEAN WITTER SELECT MUNICIPAL TRUST,
           INSURED NATIONAL PORTFOLIO SERIES 41
           (Registrants)


           By:  DEAN WITTER REYNOLDS INC.
                (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 26th day of June, 1997.

                DEAN WITTER REYNOLDS INC.

Name                       Office


Philip J. Purcell          Chairman & Chief  )
                           Executive Officer )
                           and Director      )
Richard M. DeMartini       Director
Robert J. Dwyer            Director
Christine A. Edwards       Director
Charles A. Fiumefreddo     Director
James F. Higgins           Director
Mitchell M. Merin          Director
Stephen R. Miller          Director
Richard F. Powers III      Director
Thomas C. Schneider        Director
William B. Smith           Director


                                         Thomas Hines
                                         Thomas Hines
                                    Attorney-in-facta



a Executed copies of the Powers of Attorney of the Board Members listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.